CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)	1 Months Ended
	Apr. 30, 2020	Jun. 30, 2019	Oct. 31, 2018
Parent Company [Member]
Debt converted to shares		200,000	400,000
Debt converted to shares, amount	$ 500,000	$ 500,000
Accrued interest	$ 13,046
ENP Investments LLC [Member]
Convertible note payable			$ 1,000,000
Debt Conversion, Converted Instrument, Expiration or Due Date			Sep. 30, 2023
Debt conversion ratio			5.00%